PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 96.7%
Brazil 3.9%
MercadoLibre, Inc.*	174,091	$215,533,363
Denmark 3.0%
Novo Nordisk A/S (Class B Stock)	1,036,036	167,063,127
France 17.2%
Hermes International	162,183	358,953,826
L’Oreal SA	470,465	218,817,688
LVMH Moet Hennessy Louis Vuitton SE	263,468	244,700,632
Pernod Ricard SA	576,614	127,127,055
		949,599,201
Israel 1.3%
Mobileye Global, Inc. (Class A Stock)*(a)	1,830,756	69,898,264
Italy 5.0%
Ferrari NV	868,748	278,508,968
Japan 2.2%
Keyence Corp.	270,621	121,439,069
Netherlands 4.8%
Adyen NV, 144A*	26,234	48,690,705
Argenx SE, ADR*	115,382	58,207,912
ASML Holding NV	221,557	158,694,369
		265,592,986
South Korea 0.8%
Samsung SDI Co. Ltd.	87,217	45,527,691
Switzerland 0.9%
Cie Financiere Richemont SA (Class A Stock)	321,671	51,799,613
United Kingdom 1.2%
Ashtead Group PLC	899,810	66,571,390
United States 56.4%
Airbnb, Inc. (Class A Stock)*	359,879	54,769,985
Alphabet, Inc. (Class A Stock)*	1,557,652	206,731,574
Amazon.com, Inc.*	1,022,597	136,700,767

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Apple, Inc.			1,304,183	$256,206,750
Applied Materials, Inc.			584,377	88,585,709
Arista Networks, Inc.*			440,711	68,349,869
Broadcom, Inc.			212,163	190,660,280
Cadence Design Systems, Inc.*			609,312	142,585,101
Costco Wholesale Corp.			82,740	46,389,836
Dexcom, Inc.*			305,708	38,078,989
Eli Lilly & Co.			443,818	201,737,472
Lululemon Athletica, Inc.*			102,115	38,653,591
Mastercard, Inc. (Class A Stock)			512,923	202,235,280
Microsoft Corp.			938,556	315,279,732
MongoDB, Inc.*			212,580	90,006,372
NVIDIA Corp.			1,089,373	509,053,109
Palo Alto Networks, Inc.*(a)			369,891	92,457,954
ServiceNow, Inc.*			237,057	138,204,231
Snowflake, Inc. (Class A Stock)*			307,292	54,608,861
Tesla, Inc.*			625,367	167,241,897
Vertex Pharmaceuticals, Inc.*			215,204	75,824,977
				3,114,362,336

Total Common Stocks (cost $3,449,055,002)				5,345,896,008
Preferred Stock 2.6%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A (cost $130,559,359)			1,172,327	143,355,285

Total Long-Term Investments (cost $3,579,614,361)				5,489,251,293
Short-Term Investments 2.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	15,565,257	15,565,257

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $98,525,471; includes $98,096,662 of cash collateral for securities on loan)(b)(wi)	98,595,444	$98,536,287

Total Short-Term Investments (cost $114,090,728)			114,101,544

TOTAL INVESTMENTS 101.4% (cost $3,693,705,089)			5,603,352,837
Liabilities in excess of other assets (1.4)%			(77,254,444)

Net Assets 100.0%			$5,526,098,393

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,044,468; cash collateral of $98,096,662 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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